As filed with the Securities and Exchange Commission on December 17, 2012

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 22	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 23 (Check appropriate box or boxes)	☒

ING SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. c/o ING Investments LLC 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness for this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 17th day of December, 2012.

ING Separate Portfolios Trust

By:	/s/: Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

	President, Chief Executive Officer and Interested Trustee	December 17, 2012
Shaun Mathews*

	Senior Vice President and Chief/Principal Financial Officer	December 17, 2012
Todd Modic*
	Trustee	December 17, 2012
Colleen D. Baldwin*
	Trustee	December 17, 2012
John V. Boyer*
	Trustee	December 17, 2012
Patricia W. Chadwick*
	Trustee	December 17, 2012
Peter S. Drotch*
	Trustee	December 17, 2012
J. Michael Earley*
	Trustee	December 17, 2012
Patrick W. Kenny*
	Trustee	December 17, 2012
Sheryl K. Pressler*
	Trustee	December 17, 2012
Roger B. Vincent*
	Interested Trustee	December 17, 2012
Robert W. Crispin*

* By:	/s/: Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **
**

Powers of Attorney for Todd Modic, Shaun Mathews, and each Trustee dated May 23, 2012 were filed as attachments to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A on August 1, 2012 and are incorporated herein by reference.

EXHIBIT INDEX

ING Separate Portfolios Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase